Class Action suit and other litigation	12 Months Ended
Mar. 31, 2018
Disclosure Litigation [Abstract]
Class Action suit and other litigation
39.	Class Action suit and other litigation

39.1. Class action suit

On February 10, 2015, two shareholder class action lawsuits were filed in the United States District Court for the Central District of California. The complaints, which were subsequently consolidated, named the Company and certain of our current and former officers and directors as defendants. The consolidated lawsuit purported to state claims for violation of Section 11 and Section 15 of the Securities Act and Section 10(b) and Section 20(a) of the Exchange Act, generally alleging that certain statements in the Company’s Registration Statement and certain subsequent Exchange Act filings were false and misleading and seeking damages in an unspecified amount.

We filed a Motion to Dismiss the Plaintiff’s amended complaint on October 2, 2015, and on July 18, 2016 the Court granted our Motion to Dismiss the complaint in its entirety. The second amended class action complaint was also dismissed on August 12, 2016. The Plaintiffs did not file a third amended complaint in the time permitted by the judge. On August 26, 2016, the Plaintiffs filed a motion for relief from the Court’s order on the motion to dismiss. The Plaintiff’s motion was denied on December 18, 2017.

39.2. Complaint against IDBI Bank Limited

On April 30, 2018, we initiated an action in Dubai International Financial Centre Court against IDBI Bank Limited for its breach of an irrevocable letter (“the Irrevocable Letter”) whereby IDBI failed to deliver payment to us in the amount $4,134,000 upon its receipt of funds from our customer as required by the Irrevocable Letter. We are seeking damages, costs and injunctive relief against IDBI. We were provided interim relief by the court and the money was paid. We have further pursued case against IDBI Bank Limited for damages and costs. This has risk pertaining to cancellation of the facility extended by IDBI Bank Limited, though.